Share Capital	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Share Capital
11.	SHARE CAPITAL

a)	Authorized

Unlimited number of common shares.

6,350.9 special preferred, redeemable, retractable, non-voting shares.

An unlimited number of preferred shares, issuable in series.

b)	Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31, 2013	As at December 31, 2012
Common shares	119,909,016	121,540,562
Securities convertible into common shares
Stock options	10,340,968	8,185,949
Deferred stock units (DSUs)	89,198	79,792

	130,339,182	129,806,303

As at December 31, 2013, no preferred shares or special preferred shares were issued or outstanding.

c)	Common Shares

	Number	Amount
December 31, 2011	123,236,813	$436,606

Issued on exercise of stock options	1,173,249	3,078
Transfer from additional paid-in capital on exercise of options	—	1,514
Issued on sale of shares under Employee Share Purchase Plan	55,600	231
Repurchased under normal course issuer bid	(2,925,100)	(10,362)

December 31, 2012	121,540,562	$431,067

Issued on exercise of stock options	205,254	478
Transfer from additional paid-in capital on exercise of options	—	243
Issued on sale of shares under Employee Share Purchase Plan	66,400	196
Repurchased under normal course issuer bid	(1,903,200)	(6,746)

December 31, 2013	119,909,016	$425,238

The Company paid quarterly cash dividends as follows:

	2013		2012
	Per Share	Total	Per Share	Total
1st Quarter	$0.035	$4,234	$0.025	$3,041
2nd Quarter	0.040	4,867	0.030	3,679
3rd Quarter	0.040	4,848	0.030	3,663
4th Quarter	0.040	4,421	0.035	4,234

	$0.155	$18,370	$0.120	$14,617

The Company declared quarterly dividends as follows:

	2013	2012
1st Quarter	$0.040	$0.030
2nd Quarter	0.040	0.030
3rd Quarter	0.040	0.035
4th Quarter	0.040	0.035

On December 13, 2011, the Company received regulatory approval to make a normal course issuer bid (the “2011 NCIB”) through the facilities of the TSX. Under the 2011 NCIB, the Company was permitted to purchase up to 6,183,347 common shares. The 2011 NCIB commenced on December 15, 2011 and was completed on March 3, 2012. The Company repurchased 1,975,100 common shares under the 2011 NCIB during the three months ended March 31, 2012 for a total of $10,836.

On March 13, 2012, the Company received regulatory approval to make a normal course issuer bid (the “2012 NCIB”) through the facilities of the TSX. Under the 2012 NCIB, the Company is permitted to purchase up to 9,500,000 common shares. The 2012 NCIB commenced on March 15, 2012 and was completed on December 13, 2012. The Company repurchased 950,000 common shares under the 2012 NCIB for a total of $4,893.

On March 7, 2013, the Company received regulatory approval to make a normal course issuer bid (the “2013 NCIB”) through the facilities of the TSX. Under the 2013 NCIB, the Company is permitted to purchase up to 11,846,843 common shares. The 2013 NCIB commenced on March 11, 2013 and is expected to be completed on March 10, 2014. The Company repurchased 1,903,200 common shares under the 2013 NCIB during the twelve months ended December 31, 2013 for a total of $7,134.

The Company records share repurchases as a reduction to shareholders’ equity. A portion of the purchase price of the repurchased shares is recorded as a decrease to additional paid-in capital when the price of the shares repurchased exceeds the average original price per share received from the issuance of Common Stock. During the year ended December 31, 2013, the cumulative price of the shares repurchased exceeded the proceeds received from the issuance of the same number of shares. The excess of $388 was recorded as a decrease to additional paid-in capital for the year ended December 31, 2013 (for the year ended December 31, 2012 – $5,367).

d)	Stock Options

WiLAN has an Option Plan, a DSU plan, an Employee Stock Purchase Plan, and a RSU plan for its directors, employees and consultants. The current RSU plan calls for settlement only in cash. The Option Plan, the DSU plan and the Employee Stock Purchase Plan are considered “security based compensation arrangements” for the purposes of the TSX. The Company is authorized to issue up to an aggregate of 10% of its outstanding common shares under these “security based compensation arrangements”, with the common shares authorized for issuance under the DSU plan limited to 246,348 and under the Employee Purchase Plan limited to 360,800. The options vest at various times ranging from immediate vesting on grant to vesting over a three to four year period. Options generally have a six-year life.

Option activity for the years ended December 31, 2013 and 2012 was as follows:

		Price per Share			Exercisable Options
	Number of Options	Price Range		Weighted Average	Number	Weighted Average
December 31, 2011	8,821,980	$0.72	$7.09	$4.60	2,657,192	$3.12

Granted	1,660,614	4.94	5.05	5.02
Exercised	(1,173,249)	1.88	5.01	2.63
Forfeited	(1,123,396)	1.42	7.09	5.59

December 31, 2012	8,185,949	$1.42	$7.09	$4.83	3,637,490	$4.21

Granted	2,872,800	3.37	4.37	4.09
Exercised	(205,254)	1.88	4.50	2.39
Forfeited	(512,527)	3.33	7.09	5.87

December 31, 2013	10,340,968	$1.88	$7.09	$4.62	5,314,786	$4.61

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions:

	2013	2012
Risk free interest rate	1.3%	1.3%
Volatility	43%	49%
Expected option life (in years)	3.6	3.6
Dividend yield	3.4%	2.1%
Forfeiture rate	4.5%	9.4%

The weighted average fair value per option granted during the year ended December 31, 2013 was CDN $1.15 (2012 – CDN $1.65).

The intrinsic value of options exercised was CDN $465 for the year ended December 31, 2013 (2012 – CDN $2,966). Intrinsic value is the total value of exercised options based on the price of the Company’s common shares at the time of the exercise less the proceeds received from the employees to exercise the options.

The intrinsic value of the exercisable options was $1,259 as at December 31, 2013.

The total fair value of options vested was $3,917 for the year ended December 31, 2013.

As of December 31, 2013, there was $4,215 of total unrecognized stock-based compensation cost, net of expected forfeitures, related to unvested stock-based compensation arrangements granted under the stock option plan. This cost is expected to be recognized over a weighted average period of 1.95 years.

Details of the outstanding options at December 31, 2013 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2013	Remaining Term of Options in Years	Weighted Average	Exercisable Options at December 31, 2013	Weighted Average
$—	$2.00	367,532	0.42	$1.86	367,532	$1.86
2.01	3.00	694,367	1.96	2.53	694,367	2.53
3.01	4.00	972,488	5.39	3.47	63,988	3.39
4.01	7.09	8,306,581	3.95	5.05	4,188,899	5.21

$1.88	$7.09	10,340,968	3.83	$4.62	5,314,786	$4.61

Stock-based compensation expense for the year ended December 31, 2013 was $4,192 (2012 – $3,894). The following provides a summary of the stock-based compensation expense for the years ended December 31, 2013 and 2012:

	2013	2012
Cost of revenue	$1,128	$940
Research and development	611	359
Marketing, general and administration	2,453	2,595

	$4,192	$3,894

During the year ended December 31, 2013, 512,527 stock options were forfeited as they related to former employees.

e)	Deferred Stock Units

The Company has a Deferred Stock Unit (“DSU”) plan as a tool to assist in the retention of selected employees and directors and to help conserve the Company’s cash position. Under the DSU plan, DSUs may be awarded and will become due when the conditions of retention have been met and employment terminated or completed. The value of each DSU is determined in reference to the Company’s common share price, and the DSU value is payable in either cash or shares at the Company’s option.

DSUs issued and outstanding as at December 31, 2013 were 89,198 (2012 – 79,792). The liability recorded in respect of the outstanding DSUs was $301 as at December 31, 2013 (2012 – $366). The change in the liability is recorded as compensation expense.

During the year ended December 31, 2013, DSUs were granted to certain directors in lieu of cash for their quarterly fees earned and dividends paid during the year ended December 31, 2012.

f)	Restricted Share Units

The Company implemented a Restricted Share Unit (“RSU”) plan for certain employees and directors in January 2007. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on the dates when the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date. The liability recorded in respect of the vested RSUs was $579 as at December 31, 2013 (2012 – $1,156). The change in the liability is recorded as compensation expense.

RSU activity for the years ended December 31, 2013 and 2012 was as follows:

Number of RSUs
December 31, 2011	559,746

Granted	274,900
Settled	(235,879)
Forfeited	(75,581)

December 31, 2012	523,186

Granted	143,365
Settled	(272,989)
Forfeited	(32,248)

December 31, 2013	361,314

During the year ended December 31, 2013, 32,248 RSUs (2012 – 75,581) were forfeited as they related to former employees.

g)	Per Share Amounts

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2013	2012
Basic weighted average common shares outstanding	120,856,511	121,451,967
Effect of options	—	—

Diluted weighted average common shares outstanding	120,856,511	121,451,967

The effect of options totaling 487,092 for fiscal 2013 (2012 – 987,893), were anti-dilutive.